Trade accounts payable and others	12 Months Ended
Jun. 30, 2019
Trade Accounts Payable and Others [Abstract]
Trade accounts payable and others
14.	Trade accounts payable and others

	Note	2019	2018
Trade accounts payable	14.1	63,959	48,518
Taxes payable		7,443	6,142
Dividends payable		42,060	30,008
Advances to customers		5,707	21,201
Other liabilities		34	576
Total current		119,203	106,445

Taxes payable		19,451	11,298
Total noncurrent		19,451	11,298

14.1 Trade accounts payable

At June 30, 2019, the Company's balance of trade accounts payable is as follows:

	2019	2018
Raw materials and services	37,710	25,859
Operating lease transactions with third parties	26,249	22,659
	63,959	48,518